Financial Instruments, Risk Management and Capital Management - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments, Risk Management and Capital Management [Line Items]
Cash, cash equivalents and short-term bank deposits	₽ 125,991	₽ 103,724
Standard & Poor's, BBB Rating [Member]
Financial Instruments, Risk Management and Capital Management [Line Items]
Maximum concentration criteria per financial institution for cash and cash equivalents and short-term bank deposits	25.00%